Commitments and contingencies: Future payments (Details) $ in Thousands	Dec. 31, 2022 MXN ($)
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 17,435
Not Later Than One Year Member
Commitments:
Minimum lease payments payable under non-cancellable operating lease	7,472
Later than one year
Commitments:
Minimum lease payments payable under non-cancellable operating lease	$ 9,963